PRINCIPAL ACCOUNTING POLICIES (Narrative) (Details)		1 Months Ended	9 Months Ended			12 Months Ended
	Jan. 01, 2018 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥) segment	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Nov. 30, 2019 Plant	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Foreign currency translation
Cash, cash equivalents, and restricted cash		¥ 9,015,500,000	¥ 9,015,500,000			¥ 10,387,200,000
Current expected credit losses
Retained earnings		4,595,602,579	4,595,602,579			3,981,660,004		$ 676,859,105
Expected credit loss provision			43,590,206	$ 6,420,143	¥ (2,040,417)
Expected credit loss provision, current			351,539,926
Expected credit loss provision, current		325,929,467	325,929,467		254,565,101	318,197,517					¥ 256,605,518
Expected credit loss provision, non-current assets		3,640,280	3,640,280
Short-term and long-term advances to suppliers
Provision for advance to suppliers			0		0
Provision for loss on long-term contracts						0					¥ 0	¥ 0
Interest Capitalization
Interest Expense			581,367,937		513,492,358
Interest and Other Income			¥ 216,612,495		173,132,252
Assets Held For Sale
Number of solar power plants held for sale | Plant									2
Project assets
Project assets, useful life			20 years	20 years
Revenue recognition
Return percentage, minimum			5.00%	5.00%
Number of Operating Segments | segment			1	1
Retainage		26,758,010	¥ 26,758,010			55,582,550
Retain percentage, maximum			10.00%	10.00%
Warranty cost
Product defect, minimum warranty			5 years	5 years
Product defect, maximum warranty			10 years	10 years
Product decline, minimum warranty			10 years	10 years
Product decline, maximum warranty			25 years	25 years
Warranty cost expenses			¥ 281,298,766		210,489,049
Utilization of warranty accruals			¥ 58,980,800		69,767,452
Amount compensated by the supplier		83,054,792
Product decline, minimum percentage			10.00%	10.00%
Product decline, maximum percentage			20.00%	20.00%
Product failure rate over warranty period			1.00%	1.00%
Past years matching actual claims with expected estimates.			2 years	2 years
Litigation Settlement, Amount Awarded from Other Party		¥ 83,054,792
Government grants
Subsidy income			¥ 82,279,132	$ 12,118,406	48,651,432
Government grants related to assets			¥ 0		24,889,754
Convenience translation
Exchange rate		6.7896	6.7896					6.7896
Standard and Extended Product Warranty Accrual		¥ 84,768,980	¥ 84,768,980		91,258,592
Contract Retainage Revenue			¥ 28,824,540		7,660,940
Capitalized Contract Cost, Net | $								$ 0		$ 0
Revenue, Practical Expedient, Financing Component [true false]			true	true
Revenue, Performance Obligation, Description of Payment Terms			90% to 95%	90% to 95%
Operating Lease, Right-of-Use Asset		261,659,530	¥ 261,659,530			317,903,640		38,538,284
Operating Lease, Liability		262,255,901	262,255,901			319,577,483
Finance Lease, Right-of-Use Asset		941,833,495	941,833,495			1,259,713,215		138,717,081
Long-term borrowings		(4,906,231,888)	(4,906,231,888)		(1,586,187,165)	(1,586,187,165)		(722,609,857)
Other payables and accruals		(3,201,157,150)	(3,201,157,150)			(3,055,929,756)		$ (471,479,489)
ASC 606 [Member] | Adjustment
Convenience translation
Retained Earnings (Accumulated Deficit) | $	$ 0
ASU No. 2016-13 | Adjustment
Current expected credit losses
Retained earnings						6,600,000
Allowance for accounts receivables-third parties						30,900,000
Allowance for accounts receivables- related parties						15,000,000.0
Allowance for other receivables and other current/non-current assets						9,300,000
Expected credit loss provision, current						¥ 306,525,000
Expected credit loss provision, current		¥ (30,915,517)	(30,915,517)
Expected credit loss provision, non-current assets							¥ 5,065,000
Electricity [Member]
Cost of revenue
Cost of electricity sales			31,100,000		17,300,000
Shipping and Handling [Member]
Cost of revenue
Cost of electricity sales			¥ 1,229,043,079		1,050,187,846
Minimum [Member]
Project assets
Lessee, Operating Lease, Term of Contract		3 years	3 years					3 years
Convenience translation
Percentage of Revenue Recognized	90.00%
Maximum [Member]
Project assets
Lessee, Operating Lease, Term of Contract		20 years	20 years					20 years
Convenience translation
Percentage of Revenue Recognized	95.00%
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized			¥ 20,682,443		¥ 33,129,477
Buildings [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			20 years	20 years
Machinery and equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			10 years	10 years
Furniture, fixture and office equipment [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			3 years	3 years
Furniture, fixture and office equipment [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years
Motor vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			4 years	4 years
Motor vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life			5 years	5 years
Land use rights [Member]
Project assets
Intangible asset, useful life, minimum			50 years	50 years
Intangible asset, useful life, maximum			70 years	70 years
Purchased software and trademark registration fees [Member]
Project assets
Intangible asset, useful life, minimum			5 years	5 years
Intangible asset, useful life, maximum			10 years	10 years